Revenue Recognition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of revenues under each performance
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Hosted services	$4,450	$3,122	$7,794	$6,510
Professional services	1,382	4,739	1,949	4,739
Monetization	219	418	427	769
Licensing	101	—	272	—
Total	$6,152	$8,279	$10,442	$12,018

	December 31,
	2021	2020
Hosted services	$12,764	$8,563
Professional services	7,142	3,080
Monetization	1,291	1,374
Total	$21,197	$13,017

Schedule of disaggregates revenue by geographic location, recognition pattern and service
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
United States	$1,858	$1,235	$3,248	$2,303
Japan	923	921	1,850	1,954
Germany	1,143	5,198	1,826	6,217
France	1,837	393	2,296	393
Korea	241	382	653	860
Other	150	150	569	291
Total	$6,152	$8,279	$10,442	$12,018

	December 31,
	2021	2020
Germany	$7,526	$3,339
United States	5,117	3,538
Japan	3,797	3,496
Korea	1,373	1,855
France	2,616	618
Other	768	171
Total	$21,197	$13,017

Schedule of revenue recognition pattern
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Over time revenue	$4,690	$3,515	$8,600	$6,903
Point-in-time	1,462	4,764	1,842	5,115
Total	$6,152	$8,279	$10,442	$12,018

	December 31,
	2021	2020
Over time revenue	$15,210	$10,757
Point-in-time	5,987	2,260
Total	$21,197	$13,017

Schedule of Service
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Product royalties	$5,561	$7,469	$9,270	$10,454
Service subscriptions	372	392	745	795
Monetization	219	418	427	769
Total	$6,152	$8,279	$10,442	$12,018

	December 31,
	2021	2020
Product Royalties	$18,356	$10,372
Service Subscriptions	1,550	1,271
Monetization	1,291	1,374
Total	$21,197	$13,017